Other income	12 Months Ended
Sep. 30, 2025
Other income.
Other income

3.    Other income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000

Gain on disposal of fixed assets	—	55	53
Gain on termination of UK office lease	—	286	—
Gain on extinguishment of liability	1,379	—	—
Other	249	51	—
	1,628	392	53